As filed with the Securities and Exchange Commission on March 11, 2009

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-09079

HELIOS SELECT FUND, INC.

(Exact name of registrant as specified in Charter)

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NY 10281

(Address of principal executive offices) (Zip code)

JOHN J. FEENEY, JR., PRESIDENT

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NEW YORK 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-HYPERION

Date of fiscal year end: April 30, 2009

Date of reporting period: January 31, 2009

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

HELIOS SELECT HIGH INCOME FUND

(Formerly Regions Morgan Keegan Select High Income Fund)

Portfolio of Investments (Unaudited)

January 31, 2009

	Interest Rate		Maturity	Principal Amount (000s)	Value
ASSET-BACKED SECURITIES - 0.2%
Collateralized Debt Obligations - 0.0%
Aardvark ABS CDO
Series 2007-1A, Class SUB (c)	0.00	%#	07/06/47	$3,500	$0
ACA ABS 2006-2 Limited
Series 2006-2 ‡ (a) (c)	0.00		01/10/47	30	0
Acacia CDO Limited
Series 10A, Class SUB ‡ (a) (c)	0.00	#	09/07/46	5,000	1
Aladdin CDO I Limited
Series 2006-3A, Class NOTE ‡ (a) (c)	0.00	#	10/31/13	3,761	0
Ambassador Structured Finance CDO Limited
Series 2005-1A, Class IN (c)	0.00	#	07/03/41	4,500	0
Broderick CDO Limited
Series 2007-3A, Class E (c)	0.00	#	12/06/50	4,534	0
Cairn Mezzanine ABS CDO PLC
Series 2007-3A, Class SUB (c)	0.00	#	08/13/47	6,000	1
Duke Funding Limited
Series 2005-HG1A, Class SUB (c)	0.00	#	01/27/45	2,000	0
Grand Avenue CDO Limited
Series 2005-1A, Class E2 ‡ (a) (c)	0.00	#	04/05/46	4,553	1
Gulf Stream Atlantic CDO Limited
Series 2007-1A, Class SUB ‡ (a) (c)	0.00	#	07/13/47	3,500	0
Ischus CDO III Limited ‡ (a) (c)	0.00		07/03/46	5	0
IXIS ABS CDO 1 Limited ‡ (a) (c)	0.00		12/12/46	3,000	30
Kleros Preferred Funding III ‡ (a) (c)	0.00		10/26/50	53	1
Kleros Preferred Funding
Series 2006-5A, Class SUB (c)	0.00	#	02/02/50	5,500	1
Knollwood CDO Limited
Series 2006-2A, Class E‡ (a) (c)	0.00	#	07/13/46	3,582	0
Series 2006-2A, Class SN(c)	0.00	#	07/13/46	5,250	1
Montauk Point CDO II Limited ‡ (a) (c)	0.00		06/07/46	4	0
Palmer Square PLC
Series 2A, Class CN ‡ (a) (c)	0.00	#	11/02/45	5,000	1
Sharps CDO
Series 2006-1A, Class E ‡ (a) (c)	0.00	#	05/08/46	6,901	1
Silver Elms CDO PLC
Series 2006-1A, Class E (c)	0.00	#	12/20/51	7,450	1
Squared CDO Limited
Series 2007-1A, Class C ‡ (a) (c)	0.00	#	05/11/57	2,177	0
Tahoma CDO Limited
Series 2007-2A, Class D ‡ (a) (c)	0.00	#	09/15/47	2,163	0
Webster CDO Limited
Series 2006-1, Class PS ‡ (a) (c)	0.00	#	04/13/47	5	0

Total Collateralized Debt Obligations
(Cost - $83,521,565)					39

Home Equity Loans - 0.2%
Ameriquest Mortgage Securities Inc.
Series 2003-8, Class MV6 (b)	4.14	†	10/25/33	579	14,447
Conseco Finance
Series 2001-C, Class B2 (c)	4.33	†	08/15/33	179	16,568
Fremont NIM Trust
Series 2005-2, Class N3 ‡ (a) (b) (c)	0.00	#	06/25/35	3,621	0
Master Asset Backed Securities NIM Trust
Series 2004-CI4, Class N2 ‡ (a) (c)	0.00	#	04/26/34	1,605	0
Meritage Asset Holdings NIM
Series 2005-2, Class N4 ‡ (a) (b) (c)	0.00	#	11/25/35	5,200	1
Terwin Mortgage Trust
Series 2005-7SL, Class B7‡ (a) (b) (c)	0.00	#	07/25/35	4,196	1
Series 2005-11, Class 1B7‡ (a) (b) (c)	0.00	#	11/25/36	2,330	0

See notes to financial statements.

HELIOS SELECT HIGH INCOME FUND

(Formerly Regions Morgan Keegan Select High Income Fund)

Portfolio of Investments (Unaudited)

January 31, 2009

	Interest Rate		Maturity	Principal Amount (000s)	Value
ASSET-BACKED SECURITIES (continued)
Terwin Mortgage Trust NIM
Series 2006-R2, Class A ‡ (a) (b) (c)	0.00	%#	12/25/36	$12,799	$1

Total Home Equity Loans
(Cost - $26,130,521)					31,018

Total ASSET-BACKED SECURITIES
(Cost - $109,652,086)					31,057

MORTGAGE-BACKED SECURITIES - 4.3%
Collateralized Mortgage Obligations - 4.3%
Asset Securitization Corp.
Series 1996-D2, Class ACS2	1.07	†	02/14/29	973	13,560
Countrywide Alternative Loan Trust
Series 2006-6CB, Class B4 (c)	0.00	#	05/25/36	340	0
Harborview Mortgage Loan Trust
Series 2003-2, Class 1X(c)	0.00	#	10/19/33	6,200	153,759
Series 2004-1, Class X(c)	0.00	#	04/19/34	4,383	117,283
Harborview NIM Corp.
Series 2006-8A, Class N5‡ (a) (c)	0.00	#	07/21/36	11,679	1
Series 2006-8, Class PS(c)	0.00		07/22/36	0	0
Series 2006-14, Class N4‡ (a) (c)	0.00	#	03/19/38	2,000	0
Series 2006-14, Class PS(c)	0.00		12/19/36	11,000	110
Indymac Index Mortgage Loan NIM Trust
Series 2006-AR6, Class PS ‡ (a) (b) (c)	0.00		06/25/46	127	1
Long Beach Asset Holdings Corp. NIM Trust
Series 2005-WL1, Class N4‡ (a) (b) (c)	0.00	#	06/25/45	12,000	1
Series 2006-2, Class N3‡ (a) (b) (c)	0.00	#	04/25/46	3,600	0
Sasco NIM Trust
Series 2003-S, Class A ‡ (a) (c)	7.50		12/28/33	1,306	98,599
Sharp SP I LLC NIM Trust
Series 2006-AHM3, Class N3 ‡ (a) (c)	0.00	#	10/25/46	1,964	176,547
Structured Asset Investment Loan Trust
Series 2004-1, Class M5 (b)	4.89	†	02/25/34	914	108,007
Structured Asset Securities Corp.
Series 1999-1, Class NOTE ‡ (a) (c)	0.00	#	08/25/28	7,264	1

Total Collateralized Mortgage Obligations
(Cost - $40,326,222)					667,869

Total MORTGAGE-BACKED SECURITIES
(Cost - $40,326,222)					667,869

HIGH YIELD CORPORATE BONDS - 71.7%
Basic Industry - 13.2%
ACE Hardware Corp. ‡ (a)	9.13		06/01/16	250	187,500
AK Steel Corp.	7.75		06/15/12	250	207,500
Arch Western Finance	6.75		07/01/13	250	236,875
Crown Americas LLC	7.75		11/15/15	250	252,500
Freeport McMoRan Copper & Gold	8.38		04/01/17	250	207,500
Georgia-Pacific Corp.	8.13		05/15/11	250	241,250
Mueller Water Products Inc.	7.38		06/01/17	250	193,750
Steel Dynamics Inc.	6.75		04/01/15	250	198,125
U.S. Steel Corp.	7.00		02/01/18	250	179,208
Westlake Chemical Corp.	6.63		01/15/16	250	132,500

Total Basic Industry
(Cost - $2,166,963)					2,036,708

Capital Goods - 4.1%
Alliant Techsystems Inc.	6.75		04/01/16	250	240,000
Case Corp.	7.25		01/15/16	250	178,750

See notes to financial statements.

HELIOS SELECT HIGH INCOME FUND

(Formerly Regions Morgan Keegan Select High Income Fund)

Portfolio of Investments (Unaudited)

January 31, 2009

	Interest Rate		Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Terex Corp.	7.38		01/15/14	$250	$217,500

Total Capital Goods
(Cost - $652,600)					636,250

Consumer Cyclical - 4.8%
Collective Brands Inc.	8.25		08/01/13	250	210,000
Ford Motor Credit Co.	7.00		10/01/13	125	77,818
General Motors Corp.	7.13		07/15/13	125	20,000
Levi Strauss & Co.	9.75		01/15/15	250	205,938
Phillips-Van Heusen Corp.	7.25		02/15/11	250	234,375

Total Consumer Cyclical
(Cost - $813,338)					748,131

Consumer Non-Cyclical - 8.8%
Constellation Brands Inc.	7.25		05/15/17	250	240,000
Couche-Tard U.S. LP	7.50		12/15/13	250	232,500
Jarden Corp.	7.50		05/01/17	250	180,000
Service Corp. International	6.75		04/01/16	250	224,375
Stater Brothers Holdings	8.13		06/15/12	250	247,500
SUPERVALU Inc.	7.50		05/15/12	250	241,250

Total Consumer Non-Cyclical
(Cost - $1,410,746)					1,365,625

Consumer Products - 0.0%
Home Products International Inc. (c)
(Cost $794,668)	0.00	#	10/01/12	795	0

Energy - 12.5%
Chesapeake Energy Corp.	6.88		01/15/16	250	214,375
El Paso Corp.	6.88		06/15/14	250	230,625
Frontier Oil Corp.	6.63		10/01/11	250	238,750
National Oilwell Varco Inc. Series B	6.13		08/15/15	135	114,395
Newfield Exploration Co.	6.63		09/01/14	250	223,750
Plains Exploration & Production Co.	7.63		06/01/18	250	213,750
Range Resources Corp.	7.50		05/15/16	250	235,000
SESI LLC	6.88		06/01/14	250	201,250
Williams Companies Inc. ‡ (a)	6.38		10/01/10	265	258,343

Total Energy
(Cost - $1,966,544)					1,930,238

Industrials - 1.5%
Owens-Illinois Inc.
(Cost $253,627)	7.80		05/15/18	250	230,000

Media - 2.7%
Charter Communications Operating LLC ‡ (a)	8.38%		04/30/14	250	207,500
Mediacom Broadband LLC	8.50		10/15/15	250	215,000

Total Media
(Cost - $439,338)					422,500

Services Cyclical - 5.9%
AMC Entertainment Inc.	8.63		08/15/12	250	227,500
Gamestop Corp.	8.00		10/01/12	250	247,500
Iron Mountain Inc.	8.75		07/15/18	250	239,688
United Rentals North America Inc.	6.50		02/15/12	250	205,000

Total Services Cyclical
(Cost - $897,016)					919,688

See notes to financial statements.

HELIOS SELECT HIGH INCOME FUND

(Formerly Regions Morgan Keegan Select High Income Fund)

Portfolio of Investments (Unaudited)

January 31, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Services Non-Cyclical - 3.2%
ARAMARK Corp.	8.50	02/01/15	$250	$243,125
Church & Dwight Company Inc.	6.00	12/15/12	250	247,500

Total Services Non-Cyclical
(Cost - $472,101)				490,625

Technology & Electronics - 2.5%
Flextronics International Limited	6.25	11/15/14	250	193,125
Sungard Data Systems Inc.	4.88	01/15/14	250	185,000

Total Technology & Electronics
(Cost - $399,379)				378,125

Telecommunications - 12.5%
American Tower Corp. ‡ (a)	7.00	10/15/17	250	240,000
Cincinnati Bell Inc.	8.38	01/15/14	250	223,750
Comcast Cable Communications Holdings Inc.	8.38	03/15/13	500	540,559
CSC Holdings Inc. ‡ (a)	8.50	04/15/14	250	245,625
Frontier Communications Co.	6.25	01/15/13	250	235,000
L-3 Communications Corp.	6.13	01/15/14	250	232,500
Windstream Corp.	7.00	03/15/19	250	221,250
Total Telecommunications
(Cost - $1,845,204)				1,938,684

Total HIGH YIELD CORPORATE BONDS
(Cost - $12,111,524)				11,096,574

MUNICIPAL SECURITIES - 0.7%

Muni-Arizona - 0.7%
Pima County Arizona Industrial Development Authority (d)	10.81	06/01/09	45	43,547
Pima County Arizona Industrial Development Authority (d)	11.98	06/01/10	64	54,648

Total Muni-Arizona
(Cost - $105,130)				98,195

Total MUNICIPAL SECURITIES
(Cost - $105,130)				98,195

			Shares
COMMON STOCKS - 5.3%
Consumer Products - 0.3%
Coca-Cola Co.			1,000	42,720
Home Products International Inc. * (c)			31,787	0

Total Consumer Products
(Cost - $3,080,273)				42,720

Diversified Manufacturing Operations - 0.3%
General Electric Co.
(Cost $52,162)			3,750	45,488

Finance & Investment - 2.4%
FSI Realty Trust (c)			288,000	3
FSI Realty Trust ‡ (a) (c)			82,800	1
Mid Country * ‡ (a) (c)			110,294	369,485

Total Finance & Investment
(Cost - $5,219,432)				369,489

Gas-Distribution - 0.3%
Southern Union Co.
(Cost $53,532)			4,000	51,560

See notes to financial statements.

HELIOS SELECT HIGH INCOME FUND

(Formerly Regions Morgan Keegan Select High Income Fund)

Portfolio of Investments (Unaudited)

January 31, 2009

	Shares	Value
COMMON STOCKS (continued)
Industrials - 0.0%
Port Townsend Company Inc. * (c)
(Cost $875,847)	1,575	$0

Steel-Producers - 0.4%
United States Steel Corp.
(Cost $57,435)	1,750	52,552

Telecommunications - 1.6%
AT&T Inc.	2,000	49,240
Frontier Communications Corp.	6,500	52,715
Qwest Communications International Inc.	15,000	48,300
Verizon Communications Inc.	1,750	52,272
Windstream Corp.	6,000	52,080

Total Telecommunications
(Cost - $260,298)		254,607

Total COMMON STOCKS
(Cost - $9,598,979)		816,416

Total Investments - 82.2%
(Cost - $171,793,941)		12,710,111
Other Assets in Excess of Liabilities - 17.8%		2,761,620

NET ASSETS - 100.0%		$15,471,731

*	—	Non-income producing security.
#	—	Issuer is currently in default on its regularly scheduled interest payment.
†	—	Variable Rate Security - Interest rate shown is the rate in effect as of January 31, 2009.
‡	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2009 the total value of all such investments was $1,783,642 or 11.53% of net assets.
(a)	—	Private Placement.
(b)	—	Investment in sub-prime security. As of January 31, 2009, the total value of all such investments was $122,459 or 0.79% of net assets.
(c)	—	Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of January 31, 2009 the total value of all such securities was $932,401 or 6.03% of net assets.
(d)	—	Zero Coupon Bond - Interest rate represents current yield to maturity.
ABS	—	Asset Backed Securities.
CDO	—	Collateralized Debt Obligation.
NIM	—	Net Interest Margin.

See notes to financial statements.

HELIOS SELECT INTERMEDIATE BOND FUND

(Formerly Regions Morgan Keegan Select Intermediate Bond Fund)

Portfolio of Investments (Unaudited)

January 31, 2009

	Interest Rate		Maturity	Principal Amount (000s)	Value
ASSET-BACKED SECURITIES - 0.8%
Certificate - Backed Obligations - 0.0%
MKP CBO I Limited
Series 4A, Class CS‡ (a) (c)	0.00	%#	10/01/12	$5,073	$1

(Cost $5,116,687)
Collateralized Debt Obligations - 0.6%
Acacia CDO Limited
Series 10A, Class D‡ (a) (c)	0.00	#	09/07/46	9,408	1
Aladdin CDO I Limited
Series 2006-3A, Class NOTE‡ (a) (c)	0.00	#	10/31/13	2,508	0
Charles River CDO
Series 1X, Class BV(c)	0.00	#	12/09/37	5,348	1
Curzon Funding Limited
Series HZ05-1, Class D(c)	0.00	#	02/01/95	5,000	1
Fiorente Funding Limited
Series 2006-1A, Class M1‡ (a) (c)	0.00	#	11/04/56	6,252	1
G Square Finance
Series 2006-1A, Class C1‡ (a) (c)	0.00	#	04/05/51	15,004	1
Inman Square Funding Limited
Series 2005-2X, Class IV(c)	0.00	#	10/06/40	5,104	1
Kleros Preferred Funding
Series 2006-5A, Class E‡ (a) (c)	0.00	#	02/02/50	10,386	1
Lincoln Avenue ABS CDO Limited
Series 1-A, Class D‡ (a) (c)	0.00	#	07/05/46	3,284	0
Linker Finance PLC
Series 16A, Class E‡ (a) (c)	0.00	#	05/19/45	6,000	60,000
Newbury Street CDO Limited
Series 2007-1A, Class D‡ (a) (c)	0.00	#	03/04/53	2,186	0
Orchid Structured Finance CDO Limited
Series 2006-3A, Class E‡ (a) (c)	0.00	#	01/06/46	3,200	0
Palmer Square PLC
Series 2A, Class CN‡ (a) (c)	0.00	#	11/02/45	8,000	1
Pasa Funding Limited
Series 2007-1A, Class D (c)	0.00	#	04/07/52	3,000	0
Sharps CDO
Series 2006-1A, Class D‡ (a) (c)	0.00	#	05/08/46	4,472	0
Tahoma CDO Limited
Series 2007-2A, Class D‡ (a) (c)	0.00	#	09/15/47	7,031	1

Total Collateralized Debt Obligations
(Cost - $91,152,265)					60,009

Collateralized Loan Obligation - 0.0%
Galleria Limited
Series 5A, Class B‡ (a) (c)
(Cost $3,310,705)	2.48	†	09/19/37	4,140	0

Home Equity Loans - 0.2%
ACE Securities Corp.
Series 2005-HE2, Class M10	0.00	#	04/25/35	2,992	20,208
Morgan Stanley Dean Witter Capital I
Series 2002-NC3, Class B1	0.00	#	08/25/32	437	4,874
SB Finance NIM Trust
Series 2005-KS6N, Class A1A‡ (a) (c)	0.00	#	07/25/35	304	0

Total Home Equity Loans
(Cost - $3,472,590)					25,082

Total ASSET-BACKED SECURITIES
(Cost - $103,052,247)					85,092

See notes to financial statements.

HELIOS SELECT INTERMEDIATE BOND FUND

(Formerly Regions Morgan Keegan Select Intermediate Bond Fund)

Portfolio of Investments (Unaudited)

January 31, 2009

	Interest Rate		Maturity	Principal Amount (000s)	Value
MORTGAGE-BACKED SECURITIES - 8.3%

Collateralized Mortgage Obligations - 8.3%
Deutsche ALT-A Securities NIM Trust
Series 2007-OA1, Class N2‡ (a) (c)	0.00	%#	02/25/47	$3,000	$10,440
Fannie Mae-Aces
Series 1999-M3, Class N	0.71	†	06/25/38	14,376	56,151
Series 1997-M6, Class IO	0.81	†	03/17/37	791	792
Harborview Mortgage Loan Trust
Series 2003-2, Class 1X(c)	0.00	#	10/19/33	3,606	89,419
Series 2004-1, Class X(c)	0.00	#	04/19/34	2,191	58,642
Series 2006-4, Class B10(c)	0.00	#	05/19/47	4,111	9,702
Mellon Residential Funding Corp.
Series 2004-TBC1, Class X‡ (a)	0.00	#	02/26/34	15,527	595,164
Park Place Securities Inc.
Series 2005-WHQ2, Class M11(b)	0.00	#	05/25/35	5,529	24,124
Sail Net Interest Margin Notes
Series 2004-5A, Class B‡ (a) (b) (c)	0.00	#	06/27/34	175	0
Sasco NIM Trust
Series 2003-BC2, Class N3‡ (a) (c)	0.00	#	02/27/33	3,725	0
Sharp SP I LLC NIM Trust
Series 2005-HE1N, Class NB‡ (a) (c)	0.00	#	02/25/35	999	0
Structured Asset Securities Corp.
Series 1999-SP1, Class B (c)	9.00	†	05/25/29	357	31,259

Total Collateralized Mortgage Obligations
(Cost - $20,366,159)					875,693

Total MORTGAGE-BACKED SECURITIES
(Cost - $20,366,159)					875,693

HIGH YIELD CORPORATE BONDS - 33.8%
Basic Industry - 3.0%
Freeport McMoRan Copper & Gold	8.38		04/01/17	125	103,750
Georgia-Pacific Corp.	8.13		05/15/11	125	120,625
U.S. Steel Corp.	7.00		02/01/18	125	89,604

Total Basic Industry
(Cost - $302,219)					313,979

Capital Goods - 2.0%
Case Corp.	7.25		01/15/16	125	89,375
Owens-Brockway Glass Container Inc.	6.75		12/01/14	125	117,500

Total Capital Goods
(Cost - $209,060)					206,875

Consumer Cyclical - 5.9%
CVS Caremark Corp.	5.75		06/01/17	500	500,281
Phillips-Van Heusen Corp.	7.25		02/15/11	125	117,187

Total Consumer Cyclical
(Cost - $555,118)					617,468

Consumer Non-Cyclical - 5.4%
Constellation Brands Inc.	7.25		05/15/17	125	120,000
McKesson Corp.	5.70		03/01/17	500	449,262

Total Consumer Non-Cyclical
(Cost - $571,493)					569,262

Energy - 2.2%
El Paso Corp.	6.88		06/15/14	125	115,313
Range Resources Corp.	7.50		05/15/16	125	117,500

Total Energy
(Cost - $211,904)					232,813

See notes to financial statements.

HELIOS SELECT INTERMEDIATE BOND FUND

(Formerly Regions Morgan Keegan Select Intermediate Bond Fund)

Portfolio of Investments (Unaudited)

January 31, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Services Cyclical - 2.1%
Gamestop Corp.	8.00	10/01/12	$125	$123,750
United Rentals North America Inc.	6.50	02/15/12	125	102,500

Total Services Cyclical
(Cost - $216,266)				226,250

Services Non-Cyclical - 1.2%
Church & Dwight Company Inc.
(Cost $116,667)	6.00	12/15/12	125	123,750

Technology & Electronics - 3.0%
Flextronics International Limited	6.25	11/15/14	125	96,563
Iron Mountain Inc.	8.63	04/01/13	125	124,531
Sungard Data Systems Inc.	4.88	01/15/14	125	92,500

Total Technology & Electronics
(Cost - $318,101)				313,594

Telecommunications – 9.0%
American Tower Corp.‡ (a)	7.00	10/15/17	125	120,000
Frontier Communications Co.	6.25	01/15/13	125	117,500
L-3 Communications Corp.	6.13	01/15/14	125	116,250
Rogers Wireless Inc.	6.38	03/01/14	500	486,558
Windstream Corp.	7.00	03/15/19	125	110,625

Total Telecommunications
(Cost - $862,909)				950,933

Total HIGH YIELD CORPORATE BONDS
(Cost - $3,363,737)				3,554,924

			Shares
PREFERRED SECURITIES - 31.4%
Fixed Income Pass-Through Trust 2007
Series 2007-C JPM, Class B* ‡ (a) (c)			1,850	62,900
Preferred Pass-Through Trust
Series 2006-C MER, Class B‡ (a) (c)			13,000	2,470,000
Series 2006-B BAC, Class B* ‡ (a) (c)			285	356,250
RAM Holdings Limited
Series A(c)			13	130,000
XL Capital Limited
Class C* ‡ (a) (c)			80,000	283,200

Total PREFERRED SECURITIES
(Cost - $37,794,019)				3,302,350

Total Investments - 74.3%
(Cost - $164,576,162)				7,818,059
Other Assets in Excess of Liabilities - 25.7%				2,701,975

NET ASSETS - 100.0%				$10,520,034

*	—	Non-income producing security.
#	—	Issuer is currently in default on its regularly scheduled interest payment.
†	—	Variable Rate Security - Interest rate shown is the rate in effect as of January 31, 2009.
‡	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2009, the total value of all such investments was $3,957,961 or 37.62% of net assets.
(a)	—	Private Placement.
(b)	—	Investment in sub-prime security. As of January 31, 2009, the total value of all such investments was $24,124 or 0.23% of net assets.
(c)	—	Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of January 31, 2009 the total value of all such securities was $3,561,822 or 33.86% of net assets.

See notes to financial statements.

HELIOS SELECT INTERMEDIATE BOND FUND

(Formerly Regions Morgan Keegan Select Intermediate Bond Fund)

Portfolio of Investments (Unaudited)

January 31, 2009

ABS	—	Asset Backed Securities.
CBO	—	Certificate-Backed Obligations.
CDO	—	Collateralized Debt Obligation.
NIM	—	Net Interest Margin.

See notes to financial statements.

HELIOS SELECT SHORT TERM BOND FUND

(Formerly Regions Morgan Keegan Select Short Term Bond Fund)

Portfolio of Investments (Unaudited)

January 31, 2009

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)
ASSET-BACKED SECURITIES - 0.0%
Collateralized Debt Obligations - 0.0%
Acacia CDO Limited
Series 10A, Class D ‡ (a) (b)	0.00	%#	09/07/46	$1,568	$0
Fort Duquesne CDO Limited
Series 2006-1A, Class D ‡ (a) (b)	0.00	#	10/26/46	1,015	0
Fulton Street CDO Limited
Series 1A, Class A2 ‡ (a) (b)	0.00	#	04/20/37	2,018	1
Pasa Funding Limited
Series 2007-1A, Class D (b)	0.00	#	04/07/52	750	0

Total Collateralized Debt Obligations
(Cost - $4,911,531)					1

Home Equity Loans - 0.0%
SB Finance NIM Trust
Series 2005-KS6N, Class A1A ‡ (a) (b)
(Cost $33,555)	0.00	#	07/25/35	34	0

Total ASSET-BACKED SECURITIES
(Cost - $4,945,086)					1

				Shares
PREFERRED SECURITIES - 2.0%
Special Purpose Equity - 2.0%
Preferred Pass-Through Trust
Series 2006-B BAC, Class B * ‡ (a) (b)
(Cost $484,200)				18,000	22,500

Total Investments - 2.0%
(Cost - $5,429,286)					22,501
Other Assets in Excess of Liabilities - 98.0%					1,093,288

NET ASSETS - 100.0%					$1,115,789

*	—	Non-income producing security.
#	—	Issuer is currently in default on its regularly scheduled interest payment.
‡	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2009 the total value of all such investments was $22,501 or 2.02% of net assets.
(a)	—	Private Placement.
(b)	—	Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of January 31, 2009 the total value of all such securities was $22,501 or 2.02% of net assets.
CDO	—	Collateralized Debt Obligation.
NIM	—	Net Interest Margin.

See notes to financial statements.

HELIOS SELECT FUNDS, INC.

(Formerly Regions Morgan Keegan Select Funds, Inc.)

Notes to Financial Statements

January 31, 2009

Valuation of Investments: Debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures established by and under the supervision of each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Funds. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective May 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the

HELIOS SELECT FUNDS, INC.

(Formerly Regions Morgan Keegan Select Funds, Inc.)

Notes to Financial Statements

January 31, 2009

assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 -	quoted prices in active markets for identical investments

• Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment spreads, credit risk, etc.

• Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Funds’ investments carried at fair value:

	Investments in Securities
Valuation Inputs	Helios Select High Income Fund	Helios Select Intermediate Bond Fund	Helios Select Short Term Bond Fund
Level 1 - Quoted Prices	$446,927	$—	$—
Level 2 - Other Significant Observable Inputs	1,238,802	1,436,102	—
Level 3 - Significant Unobservable Inputs	11,024,382	6,381,957	22,501

Total	$12,710,111	$7,818,059	$22,501

	Other Financial Instruments*
Valuation Inputs	Helios Select High Income Fund	Helios Select Intermediate Bond Fund	Helios Select Short Term Bond Fund
Level 1 - Quoted Prices	$—	$—	$—
Level 2 - Other Significant Observable Inputs	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—

Total	$—	$—	$—

*	Other financial instruments include options, futures, forwards and swap contracts.

HELIOS SELECT FUNDS, INC.

(Formerly Regions Morgan Keegan Select Funds, Inc.)

Notes to Financial Statements

January 31, 2009

The following is a reconciliation of assets of which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities
	Helios Select High Income Fund	Helios Select Intermediate Bond Fund	Helios Select Short Term Bond Fund
Balance as of May 1, 2008	$52,507,228	$32,904,114	$3,246,660
Net sales at cost	(50,650,033)	(26,901,274)	(1,562,646)
Realized loss	(154,225,438)	(132,540,948)	(9,534,500)
Change in unrealized depreciation	162,840,583	129,451,885	6,525,901
Accretion/(amortization)	11,451	(63,576)	—
Transfers in and/or out of Level 3	540,591	3,531,756	1,347,086

Balance as of January 31, 2009	$11,024,382	$6,381,957	$22,501

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at January 31, 2009 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Helios Select High Income Fund	$172,529,100	$304,913	$(160,123,902)	$(159,818,989)
Helios Select Intermediate Bond Fund	164,617,357	221,231	(157,020,529)	(156,799,298)
Helios Short Term Bond Fund	5,429,286	0	(5,406,785)	(5,406,785)

Designation of Restricted Illiquid Securities

Helios Select High Income Fund

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ACA ABS 2006-2 Limited Series 2006-2	0.00%	01/10/47	02/01/07	$2,340,000	$0	0.0%
Acacia CDO Limited Series 10A, Class SUB	0.00	09/07/46	07/21/06	2,398,786	1	0.0
Ace Hardware Corp.	9.13	06/01/16	01/28/09	188,804	187,500	1.2
Aladdin CDO I Limited Series 2006-3A, Class NOTE	0.00	10/31/13	07/31/06- 09/01/06	2,222,732	0	0.0
American Tower Corp.	7.00	10/15/17	11/07/08	221,735	240,000	1.5
CSC Holdings Inc.	8.50	04/15/14	01/16/09	233,750	245,625	1.6
Fremont NIM Trust Series 2005-2, Class N3	0.00	06/25/35	12/13/05	3,300,047	0	0.0
FSI Realty Trust			04/26/07	828,000	1	0.0

HELIOS SELECT FUNDS, INC.

(Formerly Regions Morgan Keegan Select Funds, Inc.)

Notes to Financial Statements

January 31, 2009

Helios Select High Income Fund (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Grand Avenue CDO Limited Series 2005-1A, Class E2	0.00%	04/05/46	12/19/05- 07/01/08	$4,325,799	$1	0.0%
Gulf Stream Atlantic CDO Limited Series 2007-1A, Class SUB	0.00	07/13/47	02/01/07	2,956,255	0	0.0
Harborview NIM Corp. Series 2006-8A, Class N5	0.00	07/21/36	10/06/05	5,189,760	1	0.0
Harborview NIM Corp. Series 2006-14, Class N4	0.00	03/19/38	02/21/07	1,696,014	0	0.0
Indymac Index Mortgage Loan NIM Trust Series 2006-AR6, Class PS	0.00	06/25/46	07/17/06	3,455,094	1	0.0
Ischus CDO III Limited	0.00	07/03/46	02/07/07	3,550,000	0	0.0
IXIS ABS CDO 1 Limited	0.00	12/12/46	11/09/06	2,364,033	30	0.0
Kleros Preferred Funding III	0.00	10/26/50	01/31/07	4,830,000	1	0.0
Knollwood CDO Limited Series 2006-2A, Class E	0.00	07/13/46	08/01/06- 07/01/08	3,409,975	0	0.0
Long Beach Asset Holdings Corp. NIM Trust Series 2005-WL1, Class N4	0.00	06/25/45	10/28/05- 01/24/06	11,070,054	1	0.0
Long Beach Asset Holdings Corp. NIM Trust Series 2006-2, Class N3	0.00	04/25/46	03/24/06	3,330,214	0	0.0
Master Asset Backed Securities Trust Series 2004-CI4, Class N2	0.00	04/26/34	06/03/05	1,541,604	0	0.0
Meritage Asset Holdings NIM Series 2005-2, Class N4	0.00	11/25/35	10/21/05	4,053,365	1	0.0
Mid Country			05/22/07	1,874,998	369,485	2.4
Montauk Point CDO III Limited	0.00	06/07/46	02/28/07	2,180,000	0	0.0
Palmer Square PLC Series 2A, Class CN	0.00	11/02/45	10/21/05	5,063,008	1	0.0
Sasco NIM Trust Series 2003-S, Class A	7.50	12/28/33	12/18/03	1,294,482	98,599	0.6
Sharp SP I LLC NIM Trust Series 2006-AHM3, Class N3	0.00	10/25/46	10/12/06	1,963,547	176,547	1.2

HELIOS SELECT FUNDS, INC.

(Formerly Regions Morgan Keegan Select Funds, Inc.)

Notes to Financial Statements

January 31, 2009

Helios Select High Income Fund (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Sharps CDO Series 2006-1A, Class E	0.00%	05/08/46	01/22/07	$5,815,332	$1	0.0%
Squared CDO Limited Series 2007-1A, Class C	0.00	05/11/57	04/19/07	2,084,624	0	0.0
Structured Asset Securities Corp. Series 1999-1, Class NOTE	0.00	08/25/28	03/09/04	6,811,658	1	0.0
Tahoma CDO Limited Series 2007-2A, Class D	0.00	09/15/47	02/27/07	1,949,552	0	0.0
Terwin Mortgage Trust NIM Series 2006-R2, Class A	0.00	12/25/36	03/07/06	10,975,501	1	0.0
Terwin Mortgage Trust Series 2005-11, Class 1B7	0.00	11/25/36	10/04/05	1,944,501	0	0.0
Terwin Mortgage Trust Series 2005-7SL, Class B7	0.00	07/25/35	07/01/05	3,663,645	1	0.0
Webster CDO Limited Series 2006-1, Class PS	0.00	04/13/47	11/28/06	4,500,000	0	0.0

					$1,317,799	8.5%

Helios Select Intermediate Bond Fund

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Acacia CDO Limited Series 10A, Class D	0.00%	09/07/46	07/21/06	$9,141,000	$1	0.0%
Aladdin CDO I Limited Series 2006-3A, Class NOTE	0.00	10/31/13	06/27/07	1,364,088	0	0.0
American Tower Corp.	7.00	10/15/17	11/07/08	110,867	120,000	1.1
Deutsche ALT-A Securities NIM Trust Series 2007-1OA1, Class N2	0.00	02/25/47	03/29/07	2,934,325	10,440	0.1
Fiorente Funding Limited Series 2006-1A, Class M1	0.00	11/04/56	12/01/06	5,452,807	1	0.0
Fixed Income Pass-Through Trust 2007 Series 2007-C JPM, Class B			05/31/07	1,887,235	62,900	0.6
G Square Finance Series 2006-1A, Class C1	0.00	04/05/51	03/17/06- 07/06/08	14,393,991	1	0.0

HELIOS SELECT FUNDS, INC.

(Formerly Regions Morgan Keegan Select Funds, Inc.)

Notes to Financial Statements

January 31, 2009

Helios Select Intermediate Bond Fund (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Galleria Limited Series 5A, Class B	2.48%	09/19/37	11/21/06- 11/30/06	$3,310,705	$0	0.0%
Kleros Preferred Funding Series 2006-5A, Class E	0.00	02/02/50	12/28/06	10,185,683	1	0.0
Lincoln Avenue ABS CDO Limited Series 1-A, Class D	0.00	07/05/46	07/05/06	3,170,549	0	0.0
Linker Finance PLC Series 16A, Class E	0.00	05/19/45	05/05/06	5,829,011	60,000	0.6
MKP CBO I Limited Series 4A, Class CS	0.00	10/01/12	02/24/05	5,116,687	1	0.0
Newbury Street CDO Limited Series 2007-1A, Class D	0.00	03/04/53	02/22/07	2,085,588	0	0.0
Orchid Structured Finance CDO Limited Series 2006-3A, Class E	0.00	01/06/46	03/07/06- 07/06/08	3,084,835	0	0.0
Palmer Square PLC Series 2A, Class CN	0.00	11/02/45	10/21/05	8,100,814	1	0.0
Preferred Pass-Through Trust Series 2006-B BAC, Class B			11/06/06- 11/08/06	7,666,500	356,250	3.4
Preferred Pass-Through Trust Series 2006-C MER, Class B			11/20/06- 11/21/06	13,061,035	2,470,000	23.5
Sail Net Interest Margin Notes Series 2004-5A, Class B	0.00	06/27/34	07/02/04	171,098	0	0.0
Sasco NIM Trust Series 2003-BC2, Class N3	0.00	02/27/33	05/16/03	3,620,170	0	0.0
SB Finance NIM Trust Series 2005-KS6N, Class A1A	0.00	07/25/35	03/01/06	301,990	0	0.0
Sharp SP I LLC NIM Trust Series 2005-HE1N, Class NB	0.00	02/25/35	04/05/05	954,498	0	0.0
Sharps CDO Series 2006-1A, Class D	0.00	05/08/46	01/22/07	4,244,917	0	0.0
Tahoma CDO Limited Series 2007-2A, Class D	0.00	09/15/47	02/27/07	6,336,047	1	0.0

					$3,079,597	29.3%

HELIOS SELECT FUNDS, INC.

(Formerly Regions Morgan Keegan Select Funds, Inc.)

Notes to Financial Statements

January 31, 2009

Helios Select Short Term Bond Fund

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Acacia CDO Limited Series 10A, Class D	0.00%	09/07/46	07/21/06	$1,523,500	$0	0.0%
Fort Duquesne CDO Limited Series 2006-1A, Class D	0.00	10/26/46	03/05/07	790,090	0	0.0
Fulton Street CDO Limited Series 1A, Class A2	0.00	04/20/37	06/15/06	1,915,441	1	0.0
Preferred Pass-Through Trust Series 2006,B BAC, Class A1A			11/08/06	484,200	22,500	2.0
SB Finance NIM Trust Series 2005-KS6N, Class A1A	0.00	07/25/35	03/01/6	33,555	0	0.0

					$22,501	2.0%

Item 2.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Helios Select Fund, Inc.

by (Signature and Title):	/s/ John J. Feeney, Jr.
John J. Feeney, Jr.
President

Date: March 11, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

by (Signature and Title):	/s/ John J. Feeney, Jr.
John J. Feeney, Jr.
President

Date: March 11, 2009

by (Signature and Title):	/s/ Thomas F. Doodian
Thomas F. Doodian,
Treasurer

Date: March 11, 2009